Details of Loan Distribution and Industry Concentrations of Credit Risk (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 46,629		$ 43,979
Financial Institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	11,288		11,144
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,417		1,280
Wealth Management Loans and Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	8,864		7,342
Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,740		1,449
Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	5,298		4,849
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	36,459		33,971
Domestic | Financial Institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	5,455		4,606
Domestic | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,306		752
Domestic | Wealth Management Loans and Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	8,796		7,342
Domestic | Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,677		1,449
Domestic | Lease Financings
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,329	[1]	1,558	[1]
Domestic | Other Residential Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,632		1,923
Domestic | Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	2,228		2,958		4,524
Domestic | Other loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	639		623		771
Domestic | Margin Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	13,397		12,760		6,810
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	10,170		10,008
Foreign | Financial Institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	5,833		6,538
Foreign | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	111		528
Foreign | Wealth Management Loans and Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	68
Foreign | Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	63
Foreign | Lease Financings
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,025	[1]	1,051	[1]
Foreign | Other loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 3,070		$ 1,891

[1]	Net of unearned income on domestic and foreign lease financings of $1,135 million at Dec. 31, 2012 and $1,343 million at Dec. 31, 2011.